STOCK OPTIONS AND WARRANTS (Summary of Stock Warrants Activity) (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrant activity, number of shares:
Outstanding at beginning of the period	9,269,346	3,460,000
Granted during the period	882,001	5,809,346
Exercised during the period
Terminated during the period
Outstanding at the end of period	10,151,347	9,269,346
Exercisable at end of the period	10,151,347	9,269,346
Warrant activity, weighted average exercise price:
Outstanding at beginning of the period	$ 1.16	$ 1.00
Granted during the period	$ 1.50	$ 1.26
Exercised during the period
Terminated during the period
Outstanding at end of the period	$ 1.19	$ 1.16
Exercisable at end of the period	$ 1.19	$ 1.16